SIGNIFICANT ACCOUNTING POLICIES - Taxes Payables (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant accounting policies
Weighted statutory income tax rate	34.41%	34.34%	24.59%
Argentina
Significant accounting policies
Tax loss carryforwards period	5 years
Weighted statutory income tax rate		25.00%	30.00%
Withholding tax rate on dividends		13.00%	7.00%
Uruguay
Significant accounting policies
Weighted statutory income tax rate	25.00%
Paraguay
Significant accounting policies
Weighted statutory income tax rate			10.00%
Additional tax rate to residents			8.00%
Additional tax rate to non residents	15.00%
Paraguay | Transitory
Significant accounting policies
Additional tax rate to residents			5.00%
Additional tax rate to non residents			10.00%
USA
Significant accounting policies
Weighted statutory income tax rate	26.50%	24.50%	25.50%
Federal tax rate	21.00%
State of Florida tax rate	5.50%	3.535%
USA | Minimum
Significant accounting policies
State of Florida tax rate			5.50%
USA | Maximum
Significant accounting policies
State of Florida tax rate			4.458%